Segment Disclosures, Results (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenues
Affiliate	[1]	$ 168	$ 154	$ 337	$ 302
Third-party		125	121	256	236
Total Revenues		293	275	593	538
OPERATING INCOME
Segment Operating Income		136	118	273	233
Unallocated general and administrative expenses		(13)	(15)	(25)	(27)
Interest and financing costs, net		(45)	(38)	(89)	(75)
Equity in earnings of unconsolidated affiliates		3	1	7	4
Other Income, Net		0	0	6	0
Net Earnings		81	66	172	135
Segment Reporting Information, Additional Information
Capital Expenditures		42	77	83	144
Gathering
Revenues
Affiliate		18	27	40	53
Third-party		64	62	133	113
Total Revenues		82	89	173	166
OPERATING INCOME
Segment Operating Income		36	45	76	79
Segment Reporting Information, Additional Information
Capital Expenditures		21	54	46	105
Processing
Revenues
Affiliate		25	25	51	45
Third-party		43	42	88	89
Total Revenues		68	67	139	134
OPERATING INCOME
Segment Operating Income		27	24	56	48
Segment Reporting Information, Additional Information
Capital Expenditures		8	4	13	5
Terminalling and Transportation
Revenues
Affiliate		125	102	246	204
Third-party		18	17	35	34
Total Revenues		143	119	281	238
OPERATING INCOME
Segment Operating Income		73	49	141	106
Segment Reporting Information, Additional Information
Capital Expenditures		$ 13	$ 19	$ 24	$ 34

[1]	Tesoro accounted for 57% of our total revenues for both the three and six months ended June 30, 2016 and 56% of our total revenues for both the three and six months ended June 30, 2015.